                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 7, 2008

FUND                                                                  SAI DATE        FORM #
-------------------------------------------------------------------------------------------------
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND                             OCT. 30, 2008   S-6500 AP
RIVERSOURCE 130/30 U.S. EQUITY FUND                                   OCT. 30, 2008   S-6500 AP
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND                  OCT. 30, 2008   S-6500 AP
RIVERSOURCE BALANCED FUND                                             OCT. 30, 2008   S-6500 AP
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND                                OCT. 30, 2008   S-6500 AP
RIVERSOURCE CASH MANAGEMENT FUND                                      OCT. 30, 2008   S-6500 AP
RIVERSOURCE DISCIPLINED EQUITY FUND                                   OCT. 30, 2008   S-6500 AP
RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND                     OCT. 30, 2008   S-6500 AP
RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND                         OCT. 30, 2008   S-6500 AP
RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND                          AUG. 1, 2008    S-6500-16 A
RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND                          OCT. 30, 2008   S-6500 AP
RIVERSOURCE DIVERSIFIED BOND FUND                                     OCT. 30, 2008   S-6500 AP
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND                            OCT. 30, 2008   S-6500 AP
RIVERSOURCE DIVIDEND OPPORTUNITY FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE EMERGING MARKETS BOND FUND                                OCT. 30, 2008   S-6500 AP
RIVERSOURCE EQUITY VALUE FUND                                         OCT. 30, 2008   S-6500 AP
RIVERSOURCE FLOATING RATE FUND                                        OCT. 30, 2008   S-6500 AP
RIVERSOURCE GLOBAL BOND FUND                                          OCT. 30, 2008   S-6500 AP
RIVERSOURCE GLOBAL TECHNOLOGY FUND                                    OCT. 30, 2008   S-6500 AP
RIVERSOURCE GROWTH FUND                                               OCT. 30, 2008   S-6500 AP
RIVERSOURCE HIGH YIELD BOND FUND                                      OCT. 30, 2008   S-6500 AP
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND                          OCT. 30, 2008   S-6500 AP
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND                       OCT. 30, 2008   S-6500 AP
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND                       OCT. 30, 2008   S-6500 AP
RIVERSOURCE INCOME OPPORTUNITIES FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE INFLATION PROTECTED SECURITIES FUND                       OCT. 30, 2008   S-6500 AP
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND                              OCT. 30, 2008   S-6500 AP
RIVERSOURCE LARGE CAP EQUITY FUND                                     OCT. 30, 2008   S-6500 AP
RIVERSOURCE LARGE CAP VALUE FUND                                      OCT. 30, 2008   S-6500 AP
RIVERSOURCE LIMITED DURATION BOND FUND                                OCT. 30, 2008   S-6500 AP
RIVERSOURCE MID CAP GROWTH FUND                                       OCT. 30, 2008   S-6500 AP
RIVERSOURCE MID CAP VALUE FUND                                        OCT. 30, 2008   S-6500 AP
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE NEW YORK TAX-EXEMPT FUND                                  OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND                           OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND                           OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND                  OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND                     OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS SELECT VALUE FUND                                OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND                            OCT. 30, 2008   S-6500 AP

FUND                                                                  SAI DATE        FORM #
-------------------------------------------------------------------------------------------------
RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND                            OCT. 30, 2008   S-6500 AP
RIVERSOURCE PARTNERS SMALL CAP VALUE FUND                             OCT. 30, 2008   S-6500 AP
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND                         OCT. 30, 2008   S-6500 AP
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND                       OCT. 30, 2008   S-6500 AP
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND                OCT. 30, 2008   S-6500 AP
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND              OCT. 30, 2008   S-6500 AP
RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND                           OCT. 30, 2008   S-6500 AP
RIVERSOURCE PORTF OLIO BUILDER TOTAL EQUITY FUND                      OCT. 30, 2008   S-6500 AP
RIVERSOURCE PRECIOUS METALS AND MINING FUND                           OCT. 30, 2008   S-6500 AP
RIVERSOURCE REAL ESTATE FUND                                          OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2010 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2015 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2020 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2025 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2030 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2035 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2040 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE RETIREMENT PLUS 2045 FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE S&P 500 INDEX FUND                                        OCT. 30, 2008   S-6500 AP
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND                       OCT. 30, 2008   S-6500 AP
RIVERSOURCE SMALL CAP ADVANTAGE FUND                                  OCT. 30, 2008   S-6500 AP
RIVERSOURCE SMALL COMPANY INDEX FUND                                  OCT. 30, 2008   S-6500 AP
RIVERSOURCE STRATEGIC ALLOCATION FUND                                 OCT. 30, 2008   S-6500 AP
RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND                          OCT. 30, 2008   S-6500 AP
RIVERSOURCE TAX-EXEMPT BOND FUND                                      OCT. 30, 2008   S-6500 AP
RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND                               OCT. 30, 2008   S-6500 AP
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND                              OCT. 30, 2008   S-6500 AP
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND                             OCT. 30, 2008   S-6500 AP
THREADNEEDLE EMERGING MARKETS FUND                                    OCT. 30, 2008   S-6500 AP
THREADNEEDLE EUROPEAN EQUITY FUND                                     OCT. 30, 2008   S-6500 AP
THREADNEEDLE GLOBAL EQUITY FUND                                       OCT. 30, 2008   S-6500 AP
THREADNEEDLE GLOBAL EQUITY INCOME FUND                                AUG. 1, 2008    S-6500-16 A
THREADNEEDLE GLOBAL EXTENDED ALPHA FUND                               AUG. 1, 2008    S-6500-16 A
THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND                           OCT. 30, 2008   S-6500 AP


The following information has been added to the Table of Contents page of the
SAI:

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section. Although the Seligman funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds.

Please reference Appendix D for a complete list of Seligman funds.

The Distributions Services section of the SAI has been revised as follows:

RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly owned subsidiary of Ameriprise Financial, Inc., and Seligman Advisors, Inc., 100 Park Avenue, New York, NY 10017, a wholly owned subsidiary of RiverSource Investments, LLC (collectively the "distributor") serve as the funds' principal underwriters. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods.

The rest of this section remains unchanged.

The Board Members and Officers section of the SAI has been revised as follows:

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource complex of funds each member oversees consists of 162 funds, which includes 104 RiverSource funds and 58 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF             PRINCIPAL OCCUPATION                  OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE             DURING PAST FIVE YEARS             DIRECTORSHIPS          MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota Supreme     None                    Board Governance,
901 S. Marquette Ave.    since 2006        Court, 1998-2006; Attorney                                   Investment Review,
Minneapolis, MN 55402                                                                                   Joint Audit
Age 54
--------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson          Board member      Chair, RiverSource Funds, 1999-      None                    Board Governance,
901 S. Marquette Ave.    since 1999        2006; former Governor of Minnesota                           Compliance,
Minneapolis, MN 55402                                                                                   Contracts,
Age 73                                                                                                  Executive,
                                                                                                        Investment Review
--------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton        Board member      President, Springboard-Partners in   None                    Distribution,
901 S. Marquette Ave.    since 2007        Cross Cultural Leadership                                    Investment Review,
Minneapolis, MN 55402                      (consulting company)                                         Joint Audit
Age 54
--------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn        Board member      Trustee Professor of Economics and   None                    Board Governance,
901 S. Marquette Ave.    since 2004        Management, Bentley College; former                          Contracts,
Minneapolis, MN 55402                      Dean, McCallum Graduate School of                            Investment Review
Age 57                                     Business, Bentley College
--------------------------------------------------------------------------------------------------------------------------

Anne P. Jones            Board member      Attorney and Consultant              None                    Board Governance,
901 S. Marquette Ave.    since 1985                                                                     Compliance,
Minneapolis, MN 55402                                                                                   Executive,
Age 73                                                                                                  Investment Review,
                                                                                                        Joint Audit
--------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,            American Progressive    Investment Review,
901 S. Marquette Ave.    since 2005        Shikiar Asset Management             Insurance               Joint Audit
Minneapolis, MN 55402
Age 73
--------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and Professor of  Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Economics, Carleton College          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    2007,                                                  irrigation systems)     Contracts,
Age 69                   Board member                                                                   Executive,
                         since 2002                                                                     Investment Review
--------------------------------------------------------------------------------------------------------------------------

John F. Maher            Board member      Retired President and Chief          None                    Distribution,
100 Park Avenue          since 2008*       Executive Officer and former                                 Investment Review,
New York, NY 10017                         Director, Great Western Financial                            Joint AuditM
Age 64                                     Corporation (bank holding company)
                                           and its principal subsidiary, Great
                                           Western Bank (federal savings bank)
--------------------------------------------------------------------------------------------------------------------------


Catherine James Paglia   Board member      Director, Enterprise Asset           None                    Compliance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                               Contracts,
Minneapolis, MN 55402                      estate and asset management                                  Distribution,
Age 56                                     company)                                                     Executive,
                                                                                                        Investment Review

--------------------------------------------------------------------------------------------------------------------------

                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF             PRINCIPAL OCCUPATION                  OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE             DURING PAST FIVE YEARS             DIRECTORSHIPS          MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.;       Lead Outside Director,  Contracts,
100 Park Avenue          since 2008*       Director, Vibration Control          Digital Ally, Inc.      Distribution,
New York, NY 100                           Technologies, LLC (auto vibration    (digital imaging); and  Investment Review
Age 66                                     technology); Director and Chairman,  Infinity, Inc. (oil
                                           Highland Park Michigan Economic      and gas exploration
                                           Development Corp; and Chairman,      and production);
                                           Detroit Public Schools Foundation.   Director, OGE Energy
                                           Formerly, Chairman and Chief         Corp. (energy and
                                           Executive Officer,                   energy services
                                           Q Standards Worldwide, Inc.          provider offering
                                           (library of technical standards);    physical delivery and
                                           Director, Kerr-McGee Corporation     related services for
                                           (diversified energy and chemical     both electricity and
                                           company); Trustee, New York          natural gas).
                                           University Law Center Foundation;
                                           Vice Chairman, Detroit Medical
                                           Center and Detroit Economic Growth
                                           Corp.
--------------------------------------------------------------------------------------------------------------------------


Alison Taunton-Rigby     Board member      Chief Executive Officer and          Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since      Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former         Healthways, Inc.        Executive,
Age 64                                     President, Forester Biotech          (health management      Investment Review
                                                                                programs)
--------------------------------------------------------------------------------------------------------------------------



    * Mr. Richie will become a Board member effective November 2008. Mr. Maher will become a Board member effective December 2008.

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 Investment
53600 Ameriprise Financial        since 2001, Vice  Chief Investment Officer, Ameriprise                           Review
Center                            President since   Financial, Inc. and President, Chairman
Minneapolis, MN 55474             2002              of the Board and Chief Investment
Age 48                                              Officer, RiverSource Investments, LLC
                                                    since 2005; Director, President and
                                                    Chief Executive Officer, Ameriprise
                                                    Certificate Company and Chairman of the
                                                    Board, Chief Executive Officer and
                                                    President, RiverSource Distributors,
                                                    Inc. since 2006; Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc. and Chairman
                                                    of the Board and Chief Investment
                                                    Officer, RiverSource Investments, LLC,
                                                    2001-2005
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The rest of this section remains the same.

The Information Regarding Pending and Settled Legal Proceedings section of the SAI has been revised as follows:

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on Aug. 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

The following "Appendix D: Seligman funds" has been added to the SAI appendices:

Seligman Capital Fund, Inc.

Seligman Cash Management Fund, Inc.

Seligman Common Stock Fund, Inc.

Seligman Communications and Information Fund, Inc.

Seligman Core Fixed Income Fund, Inc.

Seligman Frontier Fund, Inc.

Seligman Global Fund Series, Inc.

     Seligman Emerging Markets Fund

     Seligman Global Smaller Companies Fund

     Seligman Global Growth Fund

     Seligman Global Technology Fund

     Seligman International Growth Fund

Seligman Growth Fund, Inc.

Seligman High Income Fund Series

     Seligman U.S. Government Securities Fund

     Seligman High-Yield Fund

Seligman Income and Growth Fund, Inc.

Seligman LaSalle Real Estate Fund Series, Inc.

     Seligman LaSalle Global Real Estate Fund

     Seligman LaSalle Monthly Dividend Real Estate Fund

Seligman Municipal Fund Series, Inc.

     Seligman National Municipal Class

     Seligman Colorado Municipal Class

     Seligman Georgia Municipal Class

     Seligman Louisiana Municipal Class

     Seligman Maryland Municipal Class

     Seligman Massachusetts Municipal Class

     Seligman Michigan Municipal Class

     Seligman Minnesota Municipal Class

     Seligman Missouri Municipal Class

     Seligman New York Municipal Class

     Seligman Ohio Municipal Class

     Seligman Oregon Municipal Class

     Seligman South Carolina Municipal Class

Seligman Municipal Series Trust

     Seligman California Municipal High Yield Series

     Seligman California Municipal Quality Series

     Seligman Florida Municipal Series

     Seligman North Carolina Municipal Series

Seligman New Jersey Municipal Fund, Inc.

Seligman Pennsylvania Municipal Fund Series

Seligman Portfolios, Inc.

     Seligman Capital Portfolio

     Seligman Cash Management Portfolio

     Seligman Common Stock Portfolio

     Seligman Communications and Information Portfolio

     Seligman Global Technology Portfolio

     Seligman International Growth Portfolio

     Seligman Investment Grade Fixed Income Portfolio

     Seligman Large-Cap Value Portfolio

     Seligman Smaller-Cap Value Portfolio

Seligman TargetHorizon ETF Portfolios, Inc.

     Seligman TargETFund 2045

     Seligman TargETFund 2035

     Seligman TargETFund 2025

     Seligman TargETFund 2015

     Seligman TargETFund Core

Seligman Asset Allocation Series, Inc.

     Seligman Asset Allocation Aggressive Growth Fund

     Seligman Asset Allocation Balanced Fund

     Seligman Asset Allocation Growth Fund

     Seligman Asset Allocation Moderate Growth Fund

Seligman Value Fund Series, Inc.

     Seligman Large-Cap Value Fund

     Seligman Smaller-Cap Value Fund

Seligman LaSalle International Real Estate Fund, Inc.

Seligman Select Municipal Fund, Inc.

Tri-Continental Corporation



S-6500-28 A (11/08)